TRANSACTIONS AND BALANCES WITH INTERESTED AND RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	Year ended December 31,

	2023	2022	2021
	USD in thousands
Subcontracted work and consulting	436	748	823
Share-based payments to service provider	16	56	118
	452	804	941

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

B.	Balances with Magna:

	As of December 31,
	2023	2022
	USD in thousands
Other accounts payable	42	63
	42	63